Supplement to the
Fidelity® Stock Selector Small Cap Fund
December 30, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Anmol Mehra (co-manager) has managed the fund since February 2012.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Mehra has worked as a research analyst and portfolio manager.

SCS-12-02  February 17, 2012
1.708162.121

Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund Class A, Class T, Class B, and Class C
December 30, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Anmol Mehra (co-manager) has managed the fund since February 2012.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 25.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Mehra has worked as a research analyst and portfolio manager.

ASCS-12-02  February 17, 2012
1.847517.113

Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund Institutional Class
December 30, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Anmol Mehra (co-manager) has managed the fund since February 2012.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Mehra has worked as a research analyst and portfolio manager.

ASCSI-12-02  February 17, 2012
1.855560.110